Accrued Liabilities	3 Months Ended
Apr. 30, 2013
Accrued Liabilities
Accrued Liabilities

(5) Accrued Liabilities

        Accrued liabilities as of January 31, 2012 and 2013 and April 30, 2013 consisted of the following (in thousands):

	January 31,
			April 30, 2013
	2012	2013
			(unaudited)
Accrued vacation and employee benefits	$762	$992	$1,519
Accrued bonuses	268	354	513
Accrued commissions and salary	913	1,716	1,309

	$1,943	$3,062	$3,341